Summary of Significant Accounting Policies, Income Taxes (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0